Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes [Abstract]
Income taxes
Note 11 - Income taxes:

A.      Basis of taxation:

The Company and its subsidiaries are subject to tax in many jurisdictions and a certain degree of estimation is required in recording the assets and liabilities related to income taxes. The Company believes that its accruals for tax liabilities are adequate for all open years. The Company considers various factors in making these assessments, including past history, recent interpretations of tax law, and the specifics of each matter.

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence.

The Company elected to compute its taxable income in accordance with Income Tax Regulations (Rules for  Accounting for Foreign Investors Companies and Certain Partnerships and Setting their Taxable Income), 1986. Accordingly, the Company's taxable income or loss is calculated in U.S. dollars. Applying these regulations reduces the effect of foreign exchange rate (of NIS against the U.S. dollar) on the Company's Israeli taxable income.

On July 14, 2009, the Israeli parliament passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: In the 2009 tax year -26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%. On December 5, 2011 the Israeli parliament approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

B.      Deferred tax assets and liabilities:

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2011 and 2010 the Company's deferred taxes were in respect of the following:

	December 31,
	2011	2010
	(in thousands)

Net operating losses carry forwards	$26,052	$23,473
Provisions for employee rights and other temporary differences	170	317
Deferred tax assets before valuation allowance	26,222	23,790
Valuation allowance	(26,222)	(21,099)
Deferred tax assets	-	2,691
Deferred tax liability	(425)	(328)
Deferred tax assets (liability), net	$(425)	$2,363

C.      Loss before Income Taxes is composed as follows:

	Year ended December 31,
	2011	2010	2009
	(in thousands)

Domestic (Israel)	$(21,211)	$(47,446)	$(18,010)
Foreign	(7,793)	9,164	2,628
	$(29,004)	$(38,282)	$(15,382)

D.      Provision(Benefit) For Taxes:

	Year ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Domestic (Israel)	$43	$34	$136
Foreign	399	99	286
	442	133	422
* Taxes related to prior years :	230	(179)	(46)
Deferred:
Deferred taxes, net	2,791	(87)	(493)
Total provision(benefit) for income taxes	$3,463	$(133)	$(117)

*	In 2011, mainly related to withholdings tax for prior years that can not be realized due to liqudation of subsidiaries.

E.      Uncertain Tax Position:

The Company has recorded no liability for income taxes associated with unrecognized tax benefits at the date of adoption and have not recorded any liability associated with unrecognized tax benefits during 2009, 2010 and 2011. Accordingly, the Company has not recorded any interest or penalty in regard to any unrecognized benefit.

F.	A reconciliation of the theoretical tax expense, assuming all income is taxed at the regular rates and the actual tax expense is as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Loss before income taxes, per consolidated statements of income	$(29,004)	$(38,282)	$(15,382)

Theoretical income tax benefit (expense ) (26% in 2009 and 25% in 2010 and 24% in 2011)	(6,961)	(9,551)	(3,999)
Decrease in taxes resulting from the following differences:
Carry-forward losses for which the Company provided valuation allowance	5,123	5,482	2,311
Goodwill impairment and realization	5,455	3,297	1,474
Effect of different tax rates in foreign subsidiaries	(444)	758	112
Taxes related to previous years	230	(179)	(46)
Non-deductible expenses	61	60	31
Income tax expense (benefit) in the consolidated statements of income for the reported year	$3,463	$(133)	$(117)

Effective tax rate	-	-	-

G.      Tax Losses:

The Company and its subsidiaries have NOL carry forwards for income tax purposes as of December 31, 2011 of approximately $103  million with no expiration date. $78 million were generated in Israel and the rest outside of Israel.

H.      Tax Assessments:

The Company received final tax assessments in Israel through tax year 2006.